Employee Benefit Plans (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Retirement Plans [Member]
Change in Plan Assets:
Fair value of plan assets at beginning of year	$ 151,876	$ 143,768
Actual return on plan assets	319	12,249
Employer contributions	332	332
Benefits paid	(4,130)	(4,473)
Fair value of plan assets at end of year	148,397	151,876
Funded status	(37,018)	(4,139)
Funded status amounts recognized in the consolidated statements of financial condition
Accrued expenses and other liabilities	37,018	4,139
Other Benefits [Member]
Change in Plan Assets:
Fair value of plan assets at beginning of year	0	0
Employer contributions	1,931	2,260
Participant contributions	155	144
Benefits paid	(2,086)	(2,404)
Fair value of plan assets at end of year	0	0
Funded status	(51,721)	(48,355)
Funded status amounts recognized in the consolidated statements of financial condition
Accrued expenses and other liabilities	$ 51,721	$ 48,355